Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of estimated fair values
	December 31, 2021		December 31, 2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Notes receivable from affiliate (Level 3)	$15,000	$15,000	$15,000	$15,000
Line of credit (Level 2)	$5,395	$5,395	$5,276	$5,276
Line of credit (Level 3)	$787	$754	$—	$—
Long-term debt (Level 2)	$2,136	$2,078	$2,369	$2,310
Warrants liabilities (Level 3)	$1,091	$1,091	$—	$—